Debt Securities in Issue - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Debt Securities In Issue [Line Items]
Summary of Debt Securities in Issue

		Group
	2023	2022
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	744	739
– Euro 30bn Euro Medium Term Note Programme	5,619	6,435
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,130	7,083
- US SEC-registered Debt Programme - Santander UK plc	1,031	1,276
Medium-term notes	13,524	15,533
Euro 35bn Global Covered Bond Programme	15,000	15,205
US $20bn Commercial Paper Programmes	2,761	1,851
Certificates of deposit	1,530	2,874
Credit linked notes	194	60
Securitisation programmes	2,769	897
	35,778	36,420

Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Summary of Debt Securities in Issue	The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2021.

	2023	2022
	£m	£m
Medium-term notes:
– Euro 30bn Euro Medium Term Note Programme	1,123	2,387
– US SEC-registered Debt Programme – Santander UK Group Holdings plc	788	2,511
	1,911	4,898